Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions wtih Related Parties [Abstract]
Transactions with related parties

3. Transactions with related parties

a) Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for 2019, 2018 and 2017 amounted to $2,032, $2,253 and $2,096, respectively, and are mainly included in “Vessels, net book value”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2019 and 2018, an amount of $30 and $63, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

b) Performance Shipping Inc., or Performance Shipping: In 2017, the Company gradually sold all shares owned in the common stock of Performance Shipping, which was an equity method investee until then, realizing an aggregate loss of $757 from the sale of such shares. For 2017, the investment in Performance resulted in loss of $5,656 (including the loss from the sale of shares) of which $3,124 was impairment, which was recorded based on Performance Shipping’s market value on Nasdaq at the date of impairment charge recognition. The loss and impairment are included in the 2017 “Gain/(loss) from investments” in the accompanying consolidated statements of operations.

On June 30, 2017, DSI refinanced an existing loan amounting to $42,617, at that date, by entering into a new loan facility with Performance Shipping amounting to $82,617. The loan also provided for an additional $5,000 interest-bearing discount premium payable on the termination date, unless waived according to certain terms of the loan agreement. The loan was collected in full in July 2018, including the additional $5,000 interest-bearing discount premium. The loan bore interest at the rate of 6% per annum for the first twelve months, scaled to 9% until full repayment. The loan facility was secured by first preferred mortgages on Performance Shipping’s vessels and included financial and other covenants. For 2018 and 2017, interest and other income amounted to $7,055 (including the $5,000 additional discount premium) and $3,855, respectively, and is included in “Interest and other income” in the accompanying consolidated statement of operations.

On May 30, 2017, the Company acquired 100 shares of Series C Preferred Stock, par value $0.01 per share, of Performance Shipping, for $3,000 in exchange for a reduction of an equal amount in the principal amount of the Company’s outstanding loan to Performance Shipping at that date. The Series C Preferred Stock has no dividend or liquidation rights and votes with the common shares of Performance Shipping, if any. Each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Performance Shipping. The acquisition of shares of Series C Preferred Stock was approved by an independent committee of the Board of Directors of the Company. The Company has assessed that Performance Shipping is a VIE due to this transaction, but the Company is not the primary beneficiary. The Company’s exposure to Performance Shipping is limited to the amount of the investment.

At December 31, 2019 the investment in the preferred shares of Performance Shipping was reduced to $1,500 from $3,000, at December 31, 2018, and is included in “Investments in related parties” in the accompanying consolidated balance sheets. This reduction which is included in the 2019 “Gain/(loss) from investments” was made due to management’s qualitative assessment that the carrying value of the investment may not be recoverable (Note 13).

c) Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s CEO and Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee amended annually on each anniversary of the agreement with the exception of an amendment in November 21, 2018, to increase the fee from October 1, 2018 until expiration of the agreement in March 2019. The new agreement signed on April 1, 2019 for one year maintained the fee at the same level. For 2019, 2018 and 2017 brokerage fees amounted to $1,998, $1,850 and $1,800, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2019 and 2018, there was no amount due to Steamship.

d) Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. The DWM office is located in Limassol, Cyprus. As at December 31, 2019 and 2018, the equity method investment in DWM amounted to $180 and $263, respectively, and is included in “Investments in related parties” in the accompanying consolidated balance sheets. For 2019, 2018 and 2017, the investment in DWM resulted in a loss of $83 and gain of $14 and $49, respectively, and is included in “Gain/(loss) from equity method investments” in the accompanying consolidated statements of operations.

Until October 8, 2019, DWM provided management services to certain vessels of the Company’s fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels’ gross revenues pursuant to management agreements between the vessels and DWM. Since October 8, 2019, all of the fleet vessels are managed by DSS and DSS outsourced the management of certain vessels to DWM. For the management services outsourced to DWM, DSS pays a fixed monthly fee per vessel and a percentage of those vessels’ gross revenues. Management fees paid to DWM for 2019, 2018 and 2017 amounted to $2,155, $2,394 and $1,883, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations. Commercial fees until October 9, 2019, amounted to $353, $453 and $260, respectively, and are included in “Voyage expenses”. As at December 31, 2019 and 2018, there was an amount of $55 and $119, respectively, due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.

e) Series C Preferred Stock: On January 31, 2019, DSI issued 10,675 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to an affiliate of its Chairman and Chief Executive Officer, Mr. Simeon Palios, for an aggregate purchase price of $1,066 (Note 8).

f) Sale of Vessels: On February 14 and February 15, 2019, the Company through two separate wholly-owned subsidiaries entered into two Memoranda of Agreement to sell the vessels Danae and Dione to two affiliated parties, for a purchase price of $7,200 each (Note 4).